Accounts receivable, net (Tables)	12 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Schedule of Accounts Receivable, Net
	As of June, 30
	2024	2023
	US$	US$

Accounts receivable	232,844	196,345
Less: allowance for expected credit loss	(121,778)	(122,030)
Total accounts receivable	111,066	74,315

Schedule of Movements of Allowance for Expected Credit Loss

Movements of allowance for expected credit loss are as follows:

	As of June, 30
	2024	2023
	US$	US$

Allowance for expected credit loss, beginning balance	122,030	14,540
Addition	-	106,450
Exchange difference	(252)	1,040
Total accounts receivable	121,778	122,030